Restructuring and Other Charges - Activity and Reserve Balances for Restructuring Charges (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Pension benefits costs					$ 254	$ 181	$ 73
Restructuring and other charges	$ 17	$ 54	$ 109	$ 297	983	863	712
Asset retirement obligations	$ 7		7		635	648	620
Pension and Other Postretirement Benefits Costs Charged to Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Pension benefits costs					35	24	83
Asset Retirement Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges				45	76	87	58
Environmental Remediation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges				$ 29	$ 86	$ 28	$ 12
Pension Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Pension benefits costs			$ 14